Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Commitments To Extend Credit [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 62,754	¥ 62,141
Commercial Letters Of Credit [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	682	641
Commitments To Make Investments [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	117	113
Other [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 16	¥ 16